Interests in joint ventures (Details 1) - ARS ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Dec. 18, 2012
Disclosure of joint ventures [line items]
Value of Group's interest in equity		$ 1,433,158	$ 791,420	$ 597,759
Share capital (nominal value)		$ 1				$ 0.1
Income for the year		$ 15,656,023	3,377,514	12,252,532
Equity		37,962,887	23,016,248	20,430,219	$ 8,560,417
Otra asociadas [Member]
Disclosure of joint ventures [line items]
Value of Group's interest in equity	[1]	2,784	3,546
Company's interest in comprehensive income	[1]	(6,972)	(6,844)
Total Interests In Associates And Joint Ventures [Member]
Disclosure of joint ventures [line items]
Value of Group's interest in equity	[2]	1,433,158	791,420
Company's interest in comprehensive income	[2]	$ 639,525	$ 152,703	$ 204,299
Tarshop S.A [Member]
Disclosure of joint ventures [line items]
% ownership interest	[3]	20.00%	20.00%	20.00%
Value of Group's interest in equity	[3]	$ 94,108	$ 80,694
Company's interest in comprehensive income	[3]	$ 13,415	$ 5,207	$ (31,447)
Place of business	[3]	Argentina
Main activity	[3]	Consumer financing
Common shares	[3]	48,759,288
Share capital (nominal value)	[3]	$ 598,796
Income for the year	[3]	$ 67,073
Equity	[3]	$ 470,538
Quality Invest S.A. [Member]
Disclosure of joint ventures [line items]
% ownership interest		50.00%	50.00%	50.00%
Value of Group's interest in equity		$ 1,061,850	$ 481,907
Company's interest in comprehensive income		$ 540,930	$ 118,652	$ 154,072
Place of business		Argentina
Main activity		Real estate
Common shares		120,827,022
Share capital (nominal value)		$ 241,654
Income for the year		$ 1,078,880
Equity		$ 2,112,897
Nuevo Puerto Santa Fe S.A. [Member]
Disclosure of joint ventures [line items]
% ownership interest	[4],[5]	50.00%	50.00%	50.00%
Value of Group's interest in equity	[4],[5]	$ 181,493	$ 111,908
Company's interest in comprehensive income	[4],[5]	$ 78,424	$ 20,374	$ 61,244
Place of business	[4],[5]	Argentina
Main activity	[4],[5]	Real estate
Common shares	[4],[5]	138,750
Share capital (nominal value)	[4],[5]	$ 27,750
Income for the year	[4],[5]	$ 156,848
Equity	[4],[5]	$ 360,340
La Rural SA [Member]
Disclosure of joint ventures [line items]
% ownership interest	[3]	50.00%	50.00%
Value of Group's interest in equity	[3]	$ 92,923	$ 113,365
Company's interest in comprehensive income	[3]	$ 13,728	$ 15,314
Place of business	[3]	Argentina
Main activity	[3]	Event organization and others
Common shares	[3]	714,498
Share capital (nominal value)	[3]	$ 1,430
Income for the year	[3]	$ 77,598
Equity	[3]	$ 156,856
Entertainment Holdings S.A. [Member]
Disclosure of joint ventures [line items]
% ownership interest				50.00%
Value of Group's interest in equity
Company's interest in comprehensive income				$ 20,419
Entretenimiento Universal S.A. [Member]
Disclosure of joint ventures [line items]
% ownership interest				2.50%
Value of Group's interest in equity
Company's interest in comprehensive income				$ 11

[1]	Represents other individually non-significant associates.
[2]	Includes Ps 364 and Ps. 206. as of June 30, 2018 and 2017, respectively, in relation to the equity interest in Avenida Compras disclosed under. (See Note 19)
[3]	Correspond to profit for the fiscal year ended at June 30, 2018 and 2017.
[4]	Include the necessary adjustments to arrive at balances under international financial reporting standards.
[5]	Nominal value per share Ps. 100.